Note 1 - Summary of Significant Accounting Policies - Fair Value Assumptions (Details) - € / shares		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Weighted-average expected life (years) (Year)	[1]	6 years 91 days		6 years 91 days
Expected volatility rates(2)	[2]	57.40%	[1]	60.60%		[1]
Expected dividend yield	[1]	0.00%		0.00%
Risk-free interest rate	[1]	0.02%		0.01%
Weighted-average exercise price (€) (in EUR per share)	[1]	€ 2.39		€ 3.22
Weighted-average fair value of options granted during the year (€) (in EUR per share)		€ 1.67		€ 1.67	[1]	[1]

[1]	The Company did not make any grants during the year ended December 31, 2015.
[2]	Historical volatility calculated over 10 years.